Goodwill and intangible assets - Intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	£ 7,973
Intangible assets and goodwill	8,119	£ 7,973
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	13,180	12,753
Additions and disposals	814	258
Exchange and other movements	(132)	169
Intangible assets and goodwill	13,862	13,180
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(5,207)	(4,904)
Disposals	253	644
Amortisation charge	(854)	(834)
Impairment charge	(19)	(6)
Exchange and other movements	84	(107)
Intangible assets and goodwill	(5,743)	(5,207)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,907
Intangible assets and goodwill	3,899	3,907
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4,768	4,759
Additions and disposals	0	0
Exchange and other movements	(8)	9
Intangible assets and goodwill	4,760	4,768
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(861)	(860)
Disposals	0	0
Amortisation charge	0	0
Impairment charge	0	0
Exchange and other movements	0	(1)
Intangible assets and goodwill	(861)	(861)
Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,473
Intangible assets and goodwill	3,654	3,473
Internally generated software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	5,835	5,501
Additions and disposals	857	280
Exchange and other movements	(49)	54
Intangible assets and goodwill	6,643	5,835
Internally generated software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,362)	(2,195)
Disposals	67	530
Amortisation charge	(716)	(669)
Impairment charge	(17)	(6)
Exchange and other movements	39	(22)
Intangible assets and goodwill	(2,989)	(2,362)
Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	135
Intangible assets and goodwill	226	135
Other software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	389	427
Additions and disposals	120	(34)
Exchange and other movements	(4)	(4)
Intangible assets and goodwill	505	389
Other software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(254)	(313)
Disposals	25	101
Amortisation charge	(52)	(50)
Impairment charge	(2)	0
Exchange and other movements	4	8
Intangible assets and goodwill	(279)	(254)
Customer lists [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	271
Intangible assets and goodwill	215	271
Customer lists [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,630	1,547
Additions and disposals	(124)	0
Exchange and other movements	(41)	83
Intangible assets and goodwill	1,465	1,630
Customer lists [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,359)	(1,209)
Disposals	124	0
Amortisation charge	(49)	(81)
Impairment charge	0	0
Exchange and other movements	34	(69)
Intangible assets and goodwill	(1,250)	(1,359)
Licences and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	187
Intangible assets and goodwill	125	187
Licences and other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	558	519
Additions and disposals	(39)	12
Exchange and other movements	(30)	27
Intangible assets and goodwill	489	558
Licences and other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(371)	(327)
Disposals	37	13
Amortisation charge	(37)	(34)
Impairment charge	0	0
Exchange and other movements	7	(23)
Intangible assets and goodwill	£ (364)	£ (371)